Details of Significant Accounts - Accounts receivable, schedule of ageing analysis of accounts receivable (Details) - Accounts receivable - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of provision matrix [line items]
Financial assets	$ 7,567	$ 7,902
Cost
Disclosure of provision matrix [line items]
Financial assets	7,748	8,168
Less: Allowance for expected credit losses (Note)
Disclosure of provision matrix [line items]
Financial assets	(181)	(266)
Not past due | Cost
Disclosure of provision matrix [line items]
Financial assets	7,124	7,535
Up to 30 days | Cost
Disclosure of provision matrix [line items]
Financial assets	75	261
31 to 90 days | Cost
Disclosure of provision matrix [line items]
Financial assets	149	213
91 to 180 days | Cost
Disclosure of provision matrix [line items]
Financial assets	286	65
Over 181 days | Cost
Disclosure of provision matrix [line items]
Financial assets	$ 114	$ 94